SCHEDULE OF COST OF SALES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cost of sales	$ 76,761		$ 110,523	$ 70,229	$ 55,178	$ 158,313
Other Expense [Member]
Cost of sales					65	26,159
Salaries and Related Expenses [Member]
Cost of sales					21,441	32,583
Materials [Member]
Cost of sales					26,804	77,281
Vehicle Maintenance [Member]
Cost of sales					6,868	18,175
Travel Expenses [Member]
Cost of sales						$ 4,115